Share Capital and Reserves (Tables)	9 Months Ended
Sep. 30, 2022
Share Capital and Reserves Tables [Abstract]
Schedule of outstanding stock options
	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2020	90,255	55.50
Granted	64,015	73.05
Exercised	(7,869)	49.80
Forfeited	(16,950)	50.85
Balance –December 31, 2021	129,451	63.60
Granted	104,517	6.19
Exercised
Forfeited	(6,198)	69.60
Balance – September 30, 2022	227,770	37.13

Schedule of fair value of stock options
	September 30, 2022	December 31, 2021
Risk-free interest rate	2.14% – 4.03%	0.04% -0.47%
Expected life of options	5.0 years	5.0 years
Expected dividend yield	Nil	Nil
Volatility	96.90% – 112.40%	102% - 128%

Schedule of incentive stock options outstanding
Expiry Date	Options Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
June 6, 2023	937	85.50	1.18
September 4, 2023	854	44.55	1.43
April 2, 2024	7,125	37.80	2.01
June 27, 2024	417	38.40	2.24
September 27, 2024	20,000	67.95	2.49
October 22, 2024	833	60.45	2.56
July 24, 2025	16,140	44.70	3.32
July 31, 2025	11,074	44.70	3.32
August 10, 2025	833	44.70	3.36
November 19, 2025	1,024	68.85	2.64
June 1, 2026	3,788	105.60	4.22
June 29, 2026	21,967	84.75	4.22
August 19, 2026	38,261	63.00	3.45
March 18, 2027	1,500	19.80	4.50
May 10, 2027	800	11.85	4.80
August 17, 2027	99,977	6.00	5.00
September 20, 2027	2,240	3.45	5.00
	227,770	37.13	4.07

Schedule of outstanding stock options
	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2020	179,509	54.15
Exercised	(72,581)	63.15
Expired	(32,830)	63.15
Issued	224,979	112.50
Balance – December 31, 2021	299,077	102.45
Exercised	-	-
Expired	(145,838)	102.75
Issued	745,542	21.30
Balance – September 30, 2022	898,781	31.61

Schedule of assumptions in calculating the fair value of the warrants
September 30, 2022
Risk-free interest rate	0.25% - 4.02%
Expected life of warrants	0.2 – 5.25 years
Expected dividend yield	Nil
Volatility	75% - 100.5%
Weighted average fair value per warrant	$32.64

Schedule of share purchase warrants outstanding
Expiry Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
November 17, 2022	40,750	73.35	0.28
January 20, 2026	112,489	112.50	3.56
February 28, 2027	331,042	28.80	4.41
July 18, 2028	414,500	7.80	5.00
	898,781	31.61	4.39